LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2026	Dec. 31, 2025
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,929,890	R$ 6,929,890	R$ 6,972,915
Additions/updates	272,869		977,234
Write-offs			(669)
Payments	(708,928)		(1,447,973)
Accrual of financial charges (1)	352,187		733,342
Exchange rate variations	(138,600)		(304,959)
Closing Balance	6,707,418		6,929,890
Current	876,526		857,810
Non-current	5,830,892		R$ 6,072,080
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 119,255	R$ 265,463